Davidson Multi Cap Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.8%		Shares	Value
Aerospace & Defense - 2.4%
RTX Corp.		20,836	$3,486,488

Air Freight & Logistics - 1.7%
FedEx Corp.		10,868	2,562,783

Automobile Components - 1.6%
Aptiv PLC (a)		26,852	2,315,179

Banks - 3.6%
Citigroup, Inc.		42,862	4,350,493
WaFd, Inc.		33,324	1,009,384
			5,359,877

Beverages - 1.2%
Constellation Brands, Inc. - Class A		13,640	1,836,899

Biotechnology - 1.9%
Vertex Pharmaceuticals, Inc. (a)		7,100	2,780,644

Broadline Retail - 4.3%
Amazon.com, Inc. (a)		28,617	6,283,435

Capital Markets - 1.9%
Goldman Sachs Group, Inc.		3,615	2,878,805

Chemicals - 2.2%
Corteva, Inc.		27,545	1,862,868
HB Fuller Co.		22,705	1,345,953
			3,208,821

Communications Equipment - 2.2%
Arista Networks, Inc. (a)		22,211	3,236,365

Consumer Staples Distribution & Retail - 2.0%
Walmart, Inc.		29,165	3,005,745

Electric Utilities - 1.3%
Exelon Corp.		42,285	1,903,248

Electrical Equipment - 2.3%
Eaton Corp. PLC		9,087	3,400,810

Entertainment - 2.4%
Netflix, Inc. (a)		2,978	3,570,384

Financial Services - 3.7%
PayPal Holdings, Inc. (a)		30,328	2,033,796
Visa, Inc. - Class A		9,868	3,368,738
			5,402,534

Health Care Equipment & Supplies - 3.2%
Becton, Dickinson & Co.		12,516	2,342,620
Medtronic PLC		25,030	2,383,857
			4,726,477

Health Care Providers & Services - 3.5%
Cigna Group		7,361	2,121,808
Labcorp Holdings, Inc.		10,621	3,048,864
			5,170,672

Industrial Conglomerates - 1.8%
Honeywell International, Inc.		12,895	2,714,397

Insurance - 1.6%
Progressive Corp.		9,522	2,351,458

Interactive Media & Services - 7.4%
Alphabet, Inc. - Class C		31,803	7,745,621
Meta Platforms, Inc. - Class A		4,327	3,177,662
			10,923,283

Machinery - 1.2%
Otis Worldwide Corp.		19,577	1,789,925

Multi-Utilities - 1.4%
Sempra		22,976	2,067,380

Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.		15,029	2,333,853
EOG Resources, Inc.		19,250	2,158,310
			4,492,163

Personal Care Products - 0.9%
BellRing Brands, Inc. (a)		35,038	1,273,631

Pharmaceuticals - 2.3%
AstraZeneca PLC - ADR		25,113	1,926,669
Bristol-Myers Squibb Co.		33,579	1,514,413
			3,441,082

Semiconductors & Semiconductor Equipment - 11.4%
Broadcom, Inc.		15,683	5,173,978
NVIDIA Corp.		31,969	5,964,776
Silicon Laboratories, Inc. (a)		15,922	2,087,852
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		13,144	3,670,988
			16,897,594

Software - 12.2%
Dynatrace, Inc. (a)		49,843	2,414,894
Fortinet, Inc. (a)		30,403	2,556,284
Intuit, Inc.		4,733	3,232,213
Microsoft Corp.		14,618	7,571,393
Salesforce, Inc.		9,444	2,238,228
			18,013,012

Specialty Retail - 2.0%
Home Depot, Inc.		7,425	3,008,536

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.		25,827	6,576,329

Textiles, Apparel & Luxury Goods - 2.0%
Gildan Activewear, Inc.		50,677	2,929,131

Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc.		11,013	2,636,292
TOTAL COMMON STOCKS (Cost $71,688,019)			140,243,379

REAL ESTATE INVESTMENT TRUSTS - 4.7%
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
AGNC Investment Corp.		301,901	2,955,611

Residential REITs - 1.3%
Camden Property Trust		17,864	1,907,518

Specialized REITs - 1.4%
CubeSmart		50,093	2,036,781
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,833,533)			6,899,910

SHORT-TERM INVESTMENTS- 0.6%
Money Market Funds – 0.6% First American Government Obligations Fund - Class X, 4.05%(b)		859,208	859,208
TOTAL SHORT-TERM INVESTMENTS (Cost $859,208)			859,208

TOTAL INVESTMENTS - 100.1% (Cost $78,380,760)			148,002,497
Liabilities in Excess of Other Assets - (0.1)%			(121,640)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$147,880,857
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Davidson Multi Cap Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$140,243,379	$–	$–	$140,243,379
Real Estate Investment Trusts	6,899,910	–	–	6,899,910
Money Market Funds	859,208	–	–	859,208
Total Investments	$148,002,497	$–	$–	$148,002,497